Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

July 30, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Institutional Trust
(filing relates to Western Asset Institutional Money Market Fund, Western Asset
Institutional Government Money Market Fund and Western Asset Institutional
Municipal Money Market Fund)
(File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

          On behalf of Legg Mason Partners Institutional Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 51 to the registration statement for the Trust (the “Amendment”) relating solely to Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund and Western Asset Institutional Municipal Money Market Fund (the “Funds”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

          The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on the 60th day after the filing hereof.

          Please call Mari Wilson at (617) 951-8381 or the undersigned at (617) 951-8460 with any comments or questions relating to the filing.

Sincerely,

/s/ Alisha D. Telci

Alisha D. Telci